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Gabelli Innovations Trust

Gabelli Media Mogul Fund

Gabelli Pet Parents’™ Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated February 23, 2023, to each Fund’s Statutory Prospectus for Class I Shares and Class A Shares, dated January 27, 2023

Effective February 23, 2023, each Fund’s Average Annual Total Returns Table is replaced in its entirety with the following:

Gabelli Media Mogul Fund
Average Annual Total Returns (for the years ended December 31, 2022, with maximum sales charge, if applicable)
Average Annual Total Returns - Gabelli Media Mogul Fund	1 Year		5 Years		Since Inception		Inception Date
Gabelli Media Mogul Fund Class I	(31.11%)		(4.28%)		(2.32%)		Dec. 01, 2016
Gabelli Media Mogul Fund Class I | Return After Taxes on Distributions	(31.32%)		(4.47%)		(2.48%)
Gabelli Media Mogul Fund Class I | Return After Taxes on Distributions and Sale of Fund Shares	(18.26%)		(3.15%)		(1.71%)
Gabelli Media Mogul Fund Class A	(35.15%)	[1]	(5.44%)	[1]	(3.29%)	[1]	May 17, 2022
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	(18.11%)		9.42%		11.66%
[1]	The Class I Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares on May 17, 2022.

Gabelli Pet Parents'(TM) Fund
Average Annual Total Returns (for the years ended December 31, 2022, with maximum sales charge, if applicable)
Average Annual Total Returns - Gabelli Pet Parents'(TM) Fund	1 Year		Since Inception		Inception Date
Gabelli Pet Parents'(TM) Fund Class I	(35.36%)		2.42%		Jun. 19, 2018
Gabelli Pet Parents'(TM) Fund Class I | Return After Taxes on Distributions	(35.39%)		1.86%
Gabelli Pet Parents'(TM) Fund Class I | Return After Taxes on Distributions and Sale of Fund Shares	(20.93%)		1.94%
Gabelli Pet Parents'(TM) Fund Class A	(39.26%)	[1]	1.03%	[1]	May 17, 2022
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	(18.11%)		9.43%
[1]	The Class I Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares on May 17, 2022.